UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

October 31, 2016

SMA-QTLY-1216
1.809100.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.0%
	Principal Amount	Value
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.69% 11/7/16, VRDN (a)	$1,500,000	$1,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.8% 11/7/16, VRDN (a)	100,000	100,000
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.69% 11/7/16, VRDN (a)	900,000	900,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.69% 11/7/16, VRDN (a)	600,000	600,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.6% 11/1/16, VRDN (a)	700,000	700,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.6% 11/1/16, VRDN (a)	300,000	300,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.6% 11/1/16, VRDN (a)	500,000	500,000
		3,000,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 11/7/16, VRDN (a)	1,100,000	1,100,000
Massachusetts - 46.2%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.61% 11/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,800,000	6,800,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.56% 11/7/16, LOC Citibank NA, VRDN (a)	8,650,000	8,650,000
Series 2010 A2, 0.61% 11/7/16, LOC Barclays Bank PLC, VRDN (a)	9,700,000	9,700,000
Series 2010 A3, 0.62% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,300,000	9,300,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.63% 11/7/16, LOC Freddie Mac, VRDN (a)	3,480,000	3,480,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.62% 11/7/16, LOC Bank of America NA, VRDN (a)	3,020,000	3,020,000
(Boston Univ. Proj.):
Series U-6C, 0.51% 11/1/16, LOC TD Banknorth, NA, VRDN (a)	10,445,000	10,445,000
Series U3, 0.6% 11/7/16, LOC Northern Trust Co., VRDN (a)	5,900,000	5,900,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.63% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,485,000	3,485,000
(College of the Holy Cross Proj.) Series 2008 A, 0.51% 11/1/16, LOC JPMorgan Chase Bank, VRDN (a)	6,900,000	6,900,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.64% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	4,455,000	4,455,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,575,000	5,575,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.64% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,500,000	4,500,000
(Simmons College Proj.) Series G, 0.64% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,705,000	4,705,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.63% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	22,120,000	22,120,000
Series 2010, 0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	980,000	980,000
Series 2014 M2, 0.61% 11/7/16, LOC Bank of New York, New York, VRDN (a)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.61% 11/7/16 (Liquidity Facility Citibank NA), VRDN (a)	5,800,000	5,800,000
Series 2000 B, 0.46% 11/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	15,100,000	15,100,000
Series 2001 C, 0.62% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,295,000	11,295,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.62% 11/7/16, VRDN (a)	900,000	900,000
Series 2005 I, 0.62% 11/7/16, VRDN (a)	1,850,000	1,850,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.56% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2009 J2, 0.52% 11/1/16, LOC JPMorgan Chase Bank, VRDN (a)	3,615,000	3,615,000
Series 2009 K, 0.56% 11/7/16, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.48% 11/1/16, LOC Wells Fargo Bank NA, VRDN (a)	2,720,000	2,720,000
(Boston Univ. Proj.) Series H, 0.6% 11/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,500,000	10,500,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.64% 11/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,900,000	2,900,000
Series 2010 N4, 0.51% 11/1/16, LOC Wells Fargo Bank NA, VRDN (a)	18,500,000	18,500,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.71% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	905,000	905,000
(Fairview Extended Care Proj.) Series B, 0.73% 11/7/16, LOC Bank of America NA, VRDN (a)	2,065,000	2,065,000
(Harvard Univ. Proj.) Series R, 0.4% 11/1/16, VRDN (a)	13,155,000	13,155,000
(Henry Heywood Memorial Hosp. Proj.) Series 2009 C, 0.52% 11/1/16, LOC TD Banknorth, NA, VRDN (a)	3,360,000	3,360,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.58% 11/7/16, VRDN (a)	10,000,000	10,000,000
Series 2001 J2, 0.62% 11/7/16, VRDN (a)	13,025,000	13,025,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.69% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	8,860,000	8,860,000
(Wellesley College Proj.):
Series B, 0.59% 11/7/16, VRDN (a)	1,200,000	1,200,000
Series I, 0.58% 11/7/16, VRDN (a)	6,985,000	6,985,000
(Williams College Proj.) Series J, 0.59% 11/7/16, VRDN (a)	431,000	431,000
Series 1999 G, 0.58% 11/7/16, VRDN (a)	1,035,000	1,035,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.63% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	1,730,000	1,730,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.64% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.63% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	2,360,000	2,360,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.63% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,500,000	5,500,000
Series 2002 C, 0.52% 11/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,000,000	3,000,000
Series 2008 C2, 0.63% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,300,000	8,300,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.64% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	21,350,000	21,350,000
		303,956,000
New York - 0.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 0.54% 11/1/16 (Liquidity Facility PNC Bank NA), VRDN (a)	800,000	800,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.81% 11/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,050,000	2,050,000
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.73% 11/1/16, VRDN (a)	200,000	200,000
Series 2009 A, 0.73% 11/1/16, VRDN (a)	300,000	300,000
Series 2010 B, 0.73% 11/1/16, VRDN (a)	400,000	400,000
Series 2010 C, 0.73% 11/1/16, VRDN (a)	150,000	150,000
Series 2010 D:
0.73% 11/1/16, VRDN (a)	700,000	700,000
0.73% 11/1/16, VRDN (a)	1,300,000	1,300,000
		3,050,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $315,556,000)		315,556,000

Tender Option Bond - 23.0%
Massachusetts - 22.9%
JPMorgan Chase Participating VRDN:
Series Putters 16 5004, 0.58% 11/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,100,000	6,100,000
Series Putters 16 5005, 0.58% 11/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	13,600,000	13,600,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XF2207, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Series 2016 XM0137, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,650,000	1,650,000
Series MS 3373, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.68% 11/7/16 (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series 16 XM 03 34, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,200,000	1,200,000
Series 16 XM 03 35, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	800,000	800,000
Series 16 XM0221, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,800,000	4,800,000
Series Clipper 07 06, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	12,000,000	12,000,000
Series Clipper 07 39, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	20,700,000	20,700,000
Series Clipper 07 41, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	6,100,000	6,100,000
Series Floaters 16 ZF2364, 0.67% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	935,000	935,000
Series Floaters XM 03 72, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Series XF 2197, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,350,000	1,350,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.7% 11/7/16 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series 16 XM0217, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,700,000	10,700,000
Series Floaters XF 00 47, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Series Putters 3650, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,200,000	3,200,000
0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,660,000	5,660,000
Massachusetts School Bldg. Auth. Participating VRDN Series Floaters XM 03 89, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	600,000	600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 XM0239, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	900,000	900,000
Series 16 ZM0173, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 001, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 002, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)	6,600,000	6,600,000
Series EGL 15 003, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)	6,000,000	6,000,000
Series Floaters YX 10 29, 0.67% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	800,000	800,000
Series MS 30911, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,335,000	1,335,000
Series Putters 1920, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,985,000	7,985,000
Series Putters 3691, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,425,000	1,425,000
Series ROC II R 14021, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 0.83%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,200,000	4,200,000
		150,740,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.81% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.82% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.72% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
TOTAL TENDER OPTION BOND
(Cost $151,640,000)		151,640,000

Other Municipal Security - 15.0%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,500,000	1,500,000
Series 2010 A2, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,400,000	1,400,000
		2,900,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.95% tender 11/1/16, CP mode	300,000	300,000
Massachusetts - 14.5%
Andover Gen. Oblig. BAN Series 2016, 1.5% 12/16/16	568,000	568,640
Bourne Gen. Oblig. BAN Series 2016, 2.25% 4/14/17	500,000	503,298
Gloucester Gen. Oblig. BAN:
Series 2016, 1.5% 2/3/17	800,000	801,625
2% 2/3/17	13,125,000	13,170,593
Holden Massachusetts Gen. Oblig. BAN Series 2016, 2.25% 6/16/17	4,000,000	4,034,773
Massachusetts Dev. Fin. Agcy. Series 5, 0.93% 11/2/16, LOC TD Banknorth, NA, CP	1,200,000	1,200,000
Massachusetts Gen. Oblig. Bonds:
Series 2004 C, 5.5% 12/1/16	325,000	326,328
Series 2012 D, 0.97% 1/1/17 (a)	1,900,000	1,900,000
Series 2013 A, 0.99% 2/1/17 (a)	2,225,000	2,225,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 08H1, 0.92% tender 1/5/17, CP mode	1,600,000	1,600,000
Series 08H2:
0.94% tender 1/4/17, CP mode	2,600,000	2,600,000
0.95% tender 12/1/16, CP mode	1,800,000	1,800,000
Series H1:
0.72% tender 11/3/16, CP mode	2,400,000	2,400,000
0.84% tender 12/2/16, CP mode	2,100,000	2,100,000
0.91% tender 1/6/17, CP mode	2,300,000	2,300,000
0.94% tender 2/1/17, CP mode	2,600,000	2,600,000
Series H2, 0.97% tender 1/9/17, CP mode	2,590,000	2,590,000
Series 2016, 0.74% 11/1/16, CP	1,500,000	1,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 93B:
0.85% tender 12/8/16, CP mode	1,400,000	1,400,000
1.03% tender 11/22/16, CP mode	2,000,000	2,000,000
Series 92, 1.03% tender 11/8/16, CP mode	3,000,000	3,000,000
Massachusetts Port Auth. Rev. Series 12A, 0.88% 11/10/16, LOC TD Banknorth, NA, CP	1,200,000	1,200,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2016 A, 5% 11/15/16	2,210,000	2,213,524
Series B:
0.52% 11/1/16, LOC Citibank NA, CP	2,300,000	2,300,000
0.8% 11/7/16, LOC Citibank NA, CP	6,700,000	6,700,000
0.9% 11/7/16, LOC Citibank NA, CP	1,900,000	1,900,000
Series C:
0.88% 12/5/16, LOC Barclays Bank PLC, CP	2,900,000	2,900,000
0.9% 12/2/16, LOC Barclays Bank PLC, CP	2,300,000	2,300,000
0.92% 11/8/16, LOC Barclays Bank PLC, CP	3,300,000	3,300,000
0.92% 12/1/16, LOC Barclays Bank PLC, CP	5,300,000	5,300,000
0.95% 11/2/16, LOC Barclays Bank PLC, CP	4,200,000	4,200,000
Nantucket Gen. Oblig. BAN Series 2016:
1.5% 11/10/16	2,901,726	2,902,412
2% 6/2/17 (d)	1,500,000	1,510,635
North Middlesex Reg'l. School District BAN 2% 3/17/17	900,000	904,395
Plymouth Gen. Oblig. BAN 2% 5/4/17	2,800,000	2,817,709
Quincy Gen. Oblig. BAN 2% 1/20/17	2,500,000	2,507,792
Salem Gen. Oblig. BAN Series 2016, 1.5% 1/31/17	900,000	901,910
Woburn Gen. Oblig. BAN Series 2016, 2% 3/30/17	1,000,000	1,005,371
		95,484,005
TOTAL OTHER MUNICIPAL SECURITY
(Cost $98,684,005)		98,684,005
	Shares	Value

Investment Company - 14.0%
Fidelity Tax-Free Cash Central Fund, 0.61% (e)(f)
(Cost $91,793,688)	91,793,688	91,793,688
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $657,673,693)		657,673,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		114,113
NET ASSETS - 100%		$657,787,806

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,200,000 or 0.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 0.83%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$4,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$233,847
Total	$233,847

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At October 31, 2016 the cost for Federal Income Tax Purposes was $657,673,693.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

October 31, 2016

MFL-QTLY-1216
1.809072.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	1,005,000	1,068,365
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/29	$2,000,000	$2,375,120
5% 12/1/30	1,750,000	2,068,098

TOTAL GUAM		5,511,583

Massachusetts - 98.2%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,575,000
Boston Gen. Oblig. Series 2012 A:
5% 4/1/21	8,130,000	9,487,710
5% 4/1/22	2,050,000	2,456,925
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	1,725,000	1,895,913
5% 11/1/26 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,648,620
5% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	2,195,000	2,412,481
Series 2012 A, 4% 11/1/25	2,950,000	3,336,922
Series 2016 B:
5% 11/1/34	1,000,000	1,217,490
5% 11/1/35	1,500,000	1,824,030
5% 11/1/36	1,700,000	2,064,735
Sr. Series A, 5.25% 11/1/19	6,305,000	6,673,779
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,942,091
5% 5/15/27	2,000,000	2,582,700
5% 5/15/28	600,000	783,132
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,027,101
5% 1/1/24	340,000	403,155
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,398,915
4% 12/1/24	1,360,000	1,550,006
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,241
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,037,050
5% 11/1/21	1,730,000	2,034,895
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	270,000	274,919
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,770,000	2,001,835
7% 3/1/21	610,000	701,140
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	7,347,275
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,911,035
Series 2005 A, 5% 7/1/24	16,175,000	20,125,097
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,357,200
Series 2006 A:
5.25% 7/1/29	3,005,000	3,950,613
5.25% 7/1/32	6,745,000	8,949,941
Series 2010 B:
5% 7/1/26	1,000,000	1,141,490
5% 7/1/28	1,000,000	1,138,010
5% 7/1/30	1,000,000	1,135,310
Series 2015 A:
5% 7/1/40	14,570,000	17,303,041
5% 7/1/45	14,125,000	16,714,395
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,367,640
5% 7/1/30	3,725,000	4,413,492
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A:
5.25% 8/1/22	6,525,000	7,967,286
5.25% 2/1/24	1,170,000	1,473,755
5.25% 8/1/24	3,780,000	4,803,170
Series 6, 5.25% 8/1/19	30,000	30,114
Series 8:
5% 8/1/17	110,000	110,398
5% 8/1/20	105,000	105,375
Series 14, 5% 8/1/38	8,390,000	9,205,005
Series 18:
5% 2/1/28	3,500,000	4,294,745
5% 2/1/29	6,355,000	7,725,456
Series 2002 A, 5.25% 8/1/20	680,000	682,557
Series 2012 A:
5% 8/1/27	5,900,000	7,068,318
5% 8/1/28	6,570,000	7,858,968
Series 2014, 5% 8/1/25	7,900,000	10,039,241
Series 6, 5.5% 8/1/30	1,310,000	1,314,886
5% 8/1/28	3,480,000	3,845,852
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.):
Series 2012 A:
5% 6/1/24 (Pre-Refunded to 6/1/21 @ 100)	11,880,000	13,913,856
5% 6/1/25 (Pre-Refunded to 6/1/21 @ 100)	12,940,000	15,155,328
Series 2014 A, 5% 6/1/44	27,295,000	32,205,643
(Rail Enhancement & Accelerated Bridge Prog.) Series 2016 A, 5% 6/1/41	6,450,000	7,682,531
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	27,750,000	33,075,780
Series 2013 A, 5% 6/1/43	10,000,000	11,452,100
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	12,343,650
5% 1/1/25	13,340,000	14,920,790
5% 1/1/26	4,210,000	4,704,717
5% 1/1/27	7,000,000	7,815,640
5% 1/1/30	5,000,000	5,572,700
5% 1/1/32	3,495,000	3,881,512
5% 1/1/35	4,230,000	4,693,650
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,421,020
5.25% 11/15/41	4,620,000	5,249,567
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,516,981
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,113,206
5% 10/1/24	1,210,000	1,294,700
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,667,921
5.25% 12/1/25	820,000	901,475
5.625% 12/1/30	1,000,000	1,102,940
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,895,030
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,974,298
5% 7/1/32	1,905,000	2,253,996
5% 7/1/33	2,020,000	2,378,833
5% 7/1/36	2,000,000	2,338,740
5% 7/1/39	5,800,000	6,734,728
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,882,630
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,614,816
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29 (a)	3,120,000	3,593,086
5% 10/1/30 (a)	1,100,000	1,259,764
5% 10/1/31 (a)	1,200,000	1,366,668
5% 10/1/32 (a)	1,240,000	1,405,515
5% 10/1/33 (a)	1,235,000	1,393,204
Series 2008 B:
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,295,300
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,214,150
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,135,450
Series 2008:
5% 9/1/22	750,000	804,758
5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	350,000	376,352
5% 9/1/26	1,020,000	1,093,695
5% 9/1/26 (Pre-Refunded to 9/1/18 @ 100)	480,000	516,139
5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	10,326,025
Series 2010 B1, 5% 10/15/40 (Pre-Refunded to 10/15/20 @ 100)	22,510,000	25,884,699
Series 2010 B2, 5.25% 2/1/34 (Pre-Refunded to 2/1/21 @ 100)	5,000,000	5,846,750
Series 2011 B, 5% 7/1/41	6,520,000	7,376,858
Series 2011 H:
5.125% 7/1/26	5,595,000	6,245,027
5.5% 7/1/31	7,750,000	8,686,898
Series 2011:
5% 10/1/20	1,215,000	1,389,875
5% 7/1/41	5,000,000	5,657,100
5.25% 10/1/41	5,485,000	6,409,936
Series 2012 G:
5% 10/1/23	2,245,000	2,573,219
5% 10/1/24	1,625,000	1,861,763
5% 10/1/25	1,600,000	1,829,888
5% 10/1/26	2,170,000	2,468,679
5% 10/1/27	2,235,000	2,531,450
5% 10/1/28	1,240,000	1,400,146
Series 2012 J, 5% 7/1/42	7,000,000	8,057,840
Series 2012 L, 5% 7/1/36	6,000,000	6,788,520
Series 2013 A:
6.25% 11/15/33 (b)	2,245,000	2,441,505
6.5% 11/15/43 (b)	4,000,000	4,347,080
Series 2013 E:
5% 11/1/38	3,400,000	3,935,262
5% 11/1/43	15,000,000	17,299,050
Series 2013 F:
4% 7/1/32	2,050,000	2,140,098
4% 7/1/43	21,685,000	22,245,557
5% 7/1/27	1,300,000	1,527,877
5% 7/1/37	3,925,000	4,410,758
Series 2013 G, 5% 7/1/44	17,105,000	18,638,121
Series 2013 P, 5% 7/1/43	12,320,000	14,412,922
Series 2013 X, 5% 10/1/48	14,920,000	17,273,630
Series 2013, 5% 7/1/21	1,085,000	1,247,403
Series 2014 A:
5% 3/1/32	1,700,000	2,017,934
5% 3/1/33	1,250,000	1,478,213
5% 3/1/39	4,000,000	4,651,120
5% 3/1/44	15,765,000	18,274,000
Series 2014 F:
5% 7/15/19	250,000	271,260
5% 7/15/20	300,000	332,955
5% 7/15/21	300,000	340,029
5% 7/15/22	400,000	460,836
5% 7/15/23	350,000	410,015
5% 7/15/24	400,000	460,256
5% 7/15/25	550,000	629,937
5% 7/15/26	500,000	569,705
5% 7/15/27	200,000	226,440
5% 7/15/28	320,000	361,472
5.625% 7/15/36	800,000	915,080
5.75% 7/15/43	4,700,000	5,380,795
Series 2014 M4, 5% 7/1/44	15,000,000	17,021,400
Series 2014 P:
5% 10/1/32	5,000,000	5,915,700
5% 10/1/46	7,080,000	8,301,583
Series 2015 D, 5% 7/1/44	10,975,000	12,066,244
Series 2015 F, 5% 8/15/45	18,290,000	20,928,150
Series 2015 H1:
5% 7/1/26	3,585,000	4,366,243
5% 7/1/29	3,750,000	4,459,838
5% 7/1/30	1,800,000	2,125,386
5% 7/1/31	1,190,000	1,398,072
5% 7/1/32	1,000,000	1,169,800
5% 7/1/33	1,000,000	1,164,780
Series 2015 O2:
5% 7/1/27	8,635,000	10,631,412
5% 7/1/29	4,495,000	5,446,951
Series 2015 Q:
5% 8/15/28	1,000,000	1,230,570
5% 8/15/29	1,000,000	1,221,600
5% 8/15/32	1,500,000	1,813,755
5% 8/15/33	1,500,000	1,805,835
5% 8/15/34	1,790,000	2,147,123
5% 8/15/38	1,690,000	2,018,316
Series 2015:
5% 1/1/25	3,525,000	4,212,023
5% 1/1/27	2,695,000	3,189,506
5% 1/1/28	1,850,000	2,174,527
5% 1/1/29	2,945,000	3,440,408
Series 2016 A:
5% 7/15/33	10,000,000	12,354,700
5% 7/15/34	10,000,000	12,305,800
Series 2016 E:
5% 7/1/31	1,000,000	1,148,530
5% 7/1/32	2,200,000	2,513,016
5% 7/1/33	1,500,000	1,704,105
5% 7/1/34	1,500,000	1,697,475
5% 7/1/35	1,500,000	1,692,210
5% 7/1/36	1,000,000	1,125,510
5% 7/1/37	2,000,000	2,244,040
Series 2016 I:
5% 7/1/27	1,150,000	1,364,958
5% 7/1/30	1,400,000	1,677,438
5% 7/1/31	1,350,000	1,609,916
5% 7/1/32	1,610,000	1,906,449
5% 7/1/34	3,000,000	3,516,360
5% 7/1/36	2,000,000	2,329,600
5% 7/1/37	1,470,000	1,705,568
5% 7/1/38	1,000,000	1,156,630
5% 7/1/41	9,055,000	10,440,596
Series 2016 N, 5% 12/1/36	2,000,000	2,362,780
Series 2016 Q, 5% 7/1/46	10,100,000	12,016,172
Series 2016:
4% 10/1/36	1,250,000	1,350,888
5% 7/1/26	1,710,000	2,052,103
5% 7/1/29	2,000,000	2,336,900
5% 7/1/30	2,000,000	2,322,320
5% 10/1/32	1,760,000	2,125,218
5% 9/1/33	475,000	579,742
5% 10/1/33	1,500,000	1,804,005
5% 10/1/34	1,500,000	1,799,655
5% 9/1/35	375,000	454,774
5% 10/1/35	1,500,000	1,798,215
5% 7/1/36	3,000,000	3,400,260
5% 9/1/36	315,000	381,093
5% 9/1/37	840,000	1,000,961
5% 10/1/37	2,000,000	2,386,100
5% 10/1/39	5,000,000	5,936,650
5% 7/1/41	5,145,000	5,786,221
5% 7/1/46	1,440,000	1,620,734
5% 9/1/46	3,235,000	3,870,289
5% 10/1/46	4,000,000	4,692,640
5% 9/1/52	4,000,000	4,632,120
Series BB1, 5% 10/1/46 (a)	5,925,000	6,905,469
Series I, 6.875% 1/1/41	9,540,000	11,328,845
Series L, 5% 7/1/41	4,900,000	5,525,387
Series N 2016:
5% 12/1/41	8,310,000	9,698,767
5% 12/1/46	12,325,000	14,361,583
5% 3/1/34	4,375,000	5,157,556
5.25% 7/1/25	1,000,000	1,160,900
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,211,850
5.25% 7/1/26	1,000,000	1,154,570
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,211,850
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (c)	2,000,000	2,232,420
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,021,480
5.5% 1/1/22	3,500,000	3,876,740
5.5% 1/1/23 (d)	1,105,000	1,174,648
Series 2010 B, 4.8% 1/1/17 (d)	1,340,000	1,347,169
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,977,900
5% 6/15/27	5,000,000	5,980,900
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,700,540
Series 2006 B:
5.25% 9/1/22	5,360,000	6,537,753
5.25% 9/1/23	9,400,000	11,700,086
Series 2007 A, 1.077% 5/1/37 (c)	20,250,000	19,247,828
Series 2011 A, 5% 4/1/26 (Pre-Refunded to 4/1/21 @ 100)	5,425,000	6,325,876
Series 2011 B:
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	5,770,000	6,604,631
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	1,750,000	2,003,138
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	1,930,000	2,209,175
Series 2014 E:
5% 9/1/28	10,400,000	12,430,184
5% 9/1/29	7,500,000	8,945,550
5% 9/1/30	5,000,000	5,957,550
5% 9/1/31	8,000,000	9,502,640
Series 2015 A, 4% 5/1/25	19,000,000	21,551,130
Series 2015 C:
5% 7/1/40	12,730,000	14,998,868
5% 7/1/45	22,075,000	25,916,050
Series 2016 A, 5% 3/1/46	15,900,000	18,499,650
Series 2016 B:
5% 7/1/31	13,985,000	17,170,923
5% 7/1/32	5,000,000	6,105,200
5% 7/1/33	5,000,000	6,076,400
5% 7/1/34	10,245,000	12,401,573
5% 7/1/35	5,500,000	6,636,795
5% 7/1/36	10,260,000	12,351,398
5% 7/1/37	8,495,000	10,202,495
5% 7/1/38	5,170,000	6,194,539
Series 2016:
5% 3/1/31	1,500,000	1,795,095
5% 3/1/32	7,500,000	8,936,175
Series C, 5.5% 12/1/22	7,800,000	9,677,538
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,266,200
(Berklee College Proj.):
5% 10/1/19	230,000	238,450
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	3,060,000	3,177,841
5% 10/1/21	225,000	233,224
5% 10/1/21 (Pre-Refunded to 10/1/17 @ 100)	3,045,000	3,162,263
5% 10/1/23	140,000	145,092
5% 10/1/23 (Pre-Refunded to 10/1/17 @ 100)	1,860,000	1,931,629
5% 10/1/25	415,000	430,015
5% 10/1/25 (Pre-Refunded to 10/1/17 @ 100)	5,535,000	5,748,153
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	6,095,000	6,124,317
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,179,420
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,081,690
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,104,717
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,086,134
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,314,000
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/17	775,000	803,760
5% 10/1/18	500,000	537,365
5% 10/1/20	2,000,000	2,148,280
5% 10/1/22	1,160,000	1,245,538
5% 10/1/27	3,030,000	3,251,039
5% 10/1/28	1,000,000	1,072,560
5% 10/1/33	5,000,000	5,352,950
Series 2009 Y1:
5% 10/1/17	1,570,000	1,628,263
5% 10/1/19	1,730,000	1,916,459
Series 2009 Y2:
5% 10/1/17	1,145,000	1,187,491
5% 10/1/18	1,215,000	1,305,797
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3, 5% 7/1/21	2,300,000	2,533,289
Series 2010 J1, 5% 7/1/39	23,500,000	25,637,325
(Tufts Univ. Proj.) Series J, 5.5% 8/15/17	500,000	518,710
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,272,767
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	21,021,577
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,877,938
5.375% 6/1/30	8,000,000	8,542,560
Series 2007 E:
5% 7/15/32	1,155,000	1,180,733
5% 7/15/37	2,750,000	2,808,355
Series 2010 C:
5% 7/1/30	4,460,000	4,872,149
5.125% 7/1/35	530,000	575,654
Series E, 5% 7/15/27	7,195,000	7,380,271
Massachusetts Port Auth. Rev.:
Series 2007 C, 5% 7/1/17 (FSA Insured) (d)	1,660,000	1,706,530
Series 2010 A:
5% 7/1/34	2,000,000	2,261,400
5% 7/1/40	12,000,000	13,485,960
Series 2012 A:
5% 7/1/37 (d)	2,000,000	2,309,160
5% 7/1/42 (d)	10,300,000	11,803,285
Series 2012 B:
5% 7/1/25	4,150,000	4,920,572
5% 7/1/27	6,570,000	7,762,521
5% 7/1/28	5,030,000	5,928,107
Series 2014 B, 5% 7/1/39 (d)	4,965,000	5,702,203
Series 2014 C:
5% 7/1/28	3,000,000	3,638,640
5% 7/1/29	4,205,000	5,057,101
5% 7/1/30	3,000,000	3,591,510
Series 2015 A:
5% 7/1/28	460,000	566,352
5% 7/1/28 (d)	500,000	598,080
5% 7/1/29 (d)	1,245,000	1,478,537
5% 7/1/30	1,400,000	1,698,942
5% 7/1/30 (d)	1,450,000	1,709,652
5% 7/1/40 (d)	2,000,000	2,298,100
5% 7/1/45 (d)	3,500,000	4,007,325
5% 7/1/45	5,570,000	6,543,915
Series 2016 A:
5% 7/1/26	695,000	882,921
5% 7/1/28	760,000	951,034
5% 7/1/30	1,660,000	2,047,859
5% 7/1/32	1,970,000	2,405,449
5% 7/1/36	3,760,000	4,522,866
Series 2016 B:
4% 7/1/46 (d)	10,455,000	10,819,252
5% 7/1/43 (d)	6,410,000	7,425,600
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,615,000	1,653,421
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,023,720
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,560,000	1,597,424
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,024,530
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,175,000	5,281,864
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	14,565,200
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/17 (AMBAC Insured) (d)	5,555,000	5,576,387
5.5% 1/1/18 (AMBAC Insured) (d)	6,000,000	6,022,980
5.5% 1/1/19 (AMBAC Insured) (d)	5,000,000	5,015,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	25,000	25,832
Series 2011 B:
5% 10/15/41	25,000,000	29,146,250
5.25% 10/15/35	12,500,000	14,747,750
Series 2012 A:
5% 8/15/23	15,000,000	18,026,550
5% 8/15/24	27,500,000	33,014,850
5% 8/15/25	28,475,000	34,185,362
Series 2012 B:
5% 8/15/27	10,000,000	11,980,700
5% 8/15/28	12,000,000	14,362,200
5% 8/15/30	25,900,000	30,918,902
Series 2013 A, 5% 5/15/43	18,675,000	21,692,693
Series 2015 C, 5% 8/15/37	10,000,000	11,830,300
Series 2016 A:
5% 11/15/40	7,335,000	8,698,650
5% 11/15/41	7,710,000	9,136,581
5% 11/15/45	18,410,000	21,784,001
Series 2016 B, 5% 11/15/46 (a)	17,910,000	21,353,018
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,439,534
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,782,225
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,309,930
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,392,134
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,062,485
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,580,003
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,174,096
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,091,067
Series 2008 A, 5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,730,000	1,836,118
Series 2009 B:
5% 5/1/35	5,560,000	6,285,024
5% 5/1/40	4,625,000	5,214,503
Series 2012 A:
5% 5/1/36	7,360,000	8,620,474
5% 5/1/41	10,000,000	11,627,100
Series 2012 B:
5% 5/1/29	2,000,000	2,362,080
5% 5/1/30	1,870,000	2,204,225
5% 5/1/37	3,075,000	3,564,878
5% 5/1/43	11,125,000	12,673,155
Series 2014 B:
5% 5/1/39	2,500,000	2,904,325
5% 5/1/44	13,935,000	16,157,911
Series 2014 D:
5% 5/1/39	7,575,000	8,864,568
5% 5/1/41	4,515,000	5,276,139
Series 2016 A:
5% 5/1/38	11,450,000	13,427,644
5% 5/1/41	7,960,000	9,301,897
5% 5/1/49	12,015,000	13,971,402
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,602,036
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,270,938
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,816,041
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	24,072,018
Sr. Series C:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,694,059
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,436,331
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	9,160,000	9,833,535
Series 2009 B1, 5% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	520,000	575,562
Series 2009, 5% 8/1/22	2,020,000	2,233,534
Series 2011 B:
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	905,000	1,062,669
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,729,665
5% 8/1/41 (Pre-Refunded to 8/1/21 @ 100)	16,000,000	18,787,520
Series 2011 C:
5% 8/1/25	14,235,000	16,693,527
5.25% 8/1/42	8,425,000	9,790,861
Series 2012 A, 5% 8/1/37	8,000,000	9,367,120
Series 2014 F, 5% 8/1/26	8,790,000	10,864,704
Series 2016 B, 5% 8/1/40	4,625,000	5,539,640
Series 2016 C:
5% 8/1/35	10,000,000	12,149,800
5% 8/1/40	27,000,000	32,339,520
5% 8/1/27 (Pre-Refunded to 2/1/17 @ 100)	150,000	151,586
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,000,000
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23 (Pre-Refunded to 4/1/19 @ 100)	1,490,000	1,599,172
5% 4/1/20 (Pre-Refunded to 4/1/19 @ 100)	1,840,000	2,018,590
5% 4/1/21 (Pre-Refunded to 4/1/19 @ 100)	1,915,000	2,100,870
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,394,970
5% 5/15/25	1,150,000	1,277,328
5% 10/15/17	1,665,000	1,732,333
5% 10/15/19	500,000	558,305
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,303,064
5% 2/1/22	1,245,000	1,472,922
5% 2/1/23	1,185,000	1,439,988
Revere Gen. Oblig. Series 2009:
5% 4/1/28 (Pre-Refunded to 4/1/19 @ 100)	515,000	564,337
5% 4/1/39 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,191,600
5.5% 4/1/27 (Pre-Refunded to 4/1/19 @ 100)	2,510,000	2,780,302
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,096,400
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,095,790
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,095,170
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,052,934
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,357,150
5% 11/1/28	6,000,000	7,408,260
5% 11/1/29	6,230,000	7,640,784
5% 11/1/30	6,000,000	7,325,820
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,305,000
Series 2014 1, 5% 11/1/44	20,445,000	24,111,811
Series 2015 1, 5% 11/1/40	9,595,000	11,363,646
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,630,309
5% 3/1/27	2,740,000	3,305,920
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,166
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,838

TOTAL MASSACHUSETTS		2,364,426,694

TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $2,246,524,654)		2,369,938,277
NET OTHER ASSETS (LIABILITIES) - 1.6%		39,356,359
NET ASSETS - 100%		$2,409,294,636

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,788,585 or 0.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,124,317 or 0.3% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$5,716,683

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,245,968,597. Net unrealized appreciation aggregated $123,969,680, of which $134,785,755 related to appreciated investment securities and $10,816,075 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Money Market Fund

October 31, 2016

MFS-QTLY-1216
1.809069.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 50.6%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 11/7/16, VRDN (a)(b)	$3,500,000	$3,500,000
Alaska - 0.4%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.69% 11/7/16, VRDN (a)	15,700,000	15,700,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.73% 11/7/16, VRDN (a)	1,800,000	1,800,000
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.83% 11/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	12,300,000	12,300,000
Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.66% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	900,000	900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.8% 11/7/16, VRDN (a)	1,200,000	1,200,000
Series 1994, 0.75% 11/1/16, VRDN (a)(b)	1,300,000	1,300,000
Series 1999 A, 0.71% 11/7/16, VRDN (a)	1,100,000	1,100,000
		3,600,000
Georgia - 0.8%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.69% 11/7/16, VRDN (a)	10,950,000	10,950,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.69% 11/7/16, VRDN (a)	5,600,000	5,600,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.6% 11/1/16, VRDN (a)	6,425,000	6,425,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.6% 11/1/16, VRDN (a)	2,700,000	2,700,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.6% 11/1/16, VRDN (a)	6,440,000	6,440,000
		32,115,000
Illinois - 0.0%
Illinois Fin. Auth. Multi-family Rev. (Var-HSG-Villagebrook Apts Proj.) Series 2005, 0.71% 11/7/16, LOC Freddie Mac, VRDN (a)(b)	1,500,000	1,500,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.77% 11/7/16, VRDN (a)(b)	800,000	800,000
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.78% 11/7/16, LOC Comerica Bank, VRDN (a)(b)	2,715,000	2,715,000
		3,515,000
Iowa - 0.1%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.76% 11/7/16, VRDN (a)(b)	3,200,000	3,200,000
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.75% 11/7/16, VRDN (a)(b)	13,000,000	13,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 11/7/16, VRDN (a)	3,400,000	3,400,000
Massachusetts - 46.7%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.67% 11/7/16, LOC Bank of America NA, VRDN (a)(b)	980,000	980,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.61% 11/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	11,705,000	11,705,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.56% 11/7/16, LOC Citibank NA, VRDN (a)	88,950,000	88,950,000
Series 2010 A2, 0.61% 11/7/16, LOC Barclays Bank PLC, VRDN (a)	50,065,000	50,065,000
Series 2010 A3, 0.62% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	82,545,000	82,545,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.8% 11/7/16, LOC Bank of America NA, VRDN (a)(b)	700,000	700,000
(Monkiewicz Realty Trust Proj.) 0.81% 11/7/16, LOC Bank of America NA, VRDN (a)(b)	1,440,000	1,440,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.71% 11/7/16, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.67% 11/7/16, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.63% 11/7/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	12,700,000	12,700,000
(Tammy Brook Apts. Proj.) Series 2009, 0.63% 11/7/16, LOC Freddie Mac, VRDN (a)	6,070,000	6,070,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.62% 11/7/16, LOC Bank of America NA, VRDN (a)	19,700,000	19,700,000
(Boston Univ. Proj.) Series U3, 0.6% 11/7/16, LOC Northern Trust Co., VRDN (a)	36,400,000	36,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.63% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,110,000	13,110,000
(Clark Univ. Proj.) 0.63% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	32,100,000	32,100,000
(College of the Holy Cross Proj.) Series 2008 A, 0.51% 11/1/16, LOC JPMorgan Chase Bank, VRDN (a)	11,540,000	11,540,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.66% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	2,025,000	2,025,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.64% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	4,035,000	4,035,000
(ISO New England, Inc. Proj.) Series 2005, 0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	28,210,000	28,210,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN(a)	17,605,000	17,605,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.61% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	8,680,000	8,680,000
Series 2008 B, 0.61% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	3,920,000	3,920,000
(Simmons College Proj.) Series G, 0.64% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	43,710,000	43,710,000
(Wilber School Apts. Proj.) Series 2008 A, 0.63% 11/7/16, LOC Bank of America NA, VRDN (a)	6,300,000	6,300,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.63% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	22,385,000	22,385,000
Series 2001, 0.64% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	3,470,000	3,470,000
Series 2006:
0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	3,545,000	3,545,000
0.63% 11/7/16, LOC PNC Bank NA, VRDN (a)	14,045,000	14,045,000
Series 2010, 0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,695,000	6,695,000
Series 2014 M2, 0.61% 11/7/16, LOC Bank of New York, New York, VRDN (a)	11,200,000	11,200,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.61% 11/7/16 (Liquidity Facility Citibank NA), VRDN (a)	76,200,000	76,200,000
Series 2001 C, 0.62% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	141,905,000	141,905,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.62% 11/7/16, VRDN (a)	11,000,000	11,000,000
Series 2005 I, 0.62% 11/7/16, VRDN (a)	14,040,000	14,040,000
Series 2005 J1, 0.62% 11/7/16, VRDN (a)	5,500,000	5,500,000
Series 2005 J2, 0.5% 11/1/16, VRDN (a)	6,300,000	6,300,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.56% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
Series 2009 J2, 0.52% 11/1/16, LOC JPMorgan Chase Bank, VRDN (a)	19,550,000	19,550,000
Series 2009 K, 0.56% 11/7/16, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.64% 11/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	62,100,000	62,100,000
Series 2010 N4, 0.51% 11/1/16, LOC Wells Fargo Bank NA, VRDN (a)	7,690,000	7,690,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.71% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	8,190,000	8,190,000
(Fairview Extended Care Proj.) Series B, 0.73% 11/7/16, LOC Bank of America NA, VRDN (a)	21,195,000	21,195,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.58% 11/7/16, VRDN (a)	110,950,000	110,949,996
Series 2001 J2, 0.62% 11/7/16, VRDN (a)	64,870,000	64,870,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.69% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	35,040,000	35,040,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	34,850,000	34,850,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	42,175,000	42,175,000
(Wellesley College Proj.):
Series B, 0.59% 11/7/16, VRDN (a)	5,200,000	5,200,000
Series I, 0.58% 11/7/16, VRDN (a)	47,650,000	47,650,000
(Williams College Proj.):
Series I, 0.62% 11/7/16, VRDN (a)	20,950,000	20,950,000
Series J, 0.59% 11/7/16, VRDN (a)	26,661,000	26,661,000
Series 1999 G, 0.58% 11/7/16, VRDN (a)	13,915,000	13,914,995
Series 2009 O-1, 0.62% 11/7/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	17,195,000	17,195,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	14,000,000	14,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
Series 2009 A, 0.63% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	6,660,000	6,660,000
Series 2013 F, 0.66% 11/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	26,130,000	26,130,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.86% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	160,000	160,000
0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.64% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	5,700,000	5,700,000
Massachusetts Port Auth. Rev. Series 2010 D, 0.65% 11/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	78,690,000	78,690,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.65% 11/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	32,100,000	32,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.63% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	42,800,000	42,800,000
Series 2008 C2, 0.63% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	71,535,000	71,535,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.64% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	144,575,000	144,575,000
		1,880,645,991
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 11/7/16, VRDN (a)(b)	3,400,000	3,400,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.69% 11/7/16, VRDN (a)(b)	2,350,000	2,350,000
Series 2016 D, 0.69% 11/7/16, VRDN (a)(b)	1,300,000	1,300,000
Series 2016 E, 0.69% 11/7/16, VRDN (a)(b)	1,300,000	1,300,000
		4,950,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.64% 11/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	1,000,000	1,000,000
Pennsylvania - 0.1%
Philadelphia School District Series 2016 C, 0.65% 11/7/16, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Texas - 1.1%
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.65% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
(Formosa Plastics Corp. Texas Proj.) Series 2008, 0.64% 11/7/16, LOC Bank of America NA, VRDN (a)(b)	2,000,000	2,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.73% 11/1/16, VRDN (a)	7,550,000	7,550,000
Series 2004, 0.83% 11/7/16, VRDN (a)(b)	5,400,000	5,400,000
Series 2009 A, 0.73% 11/1/16, VRDN (a)	1,800,000	1,800,000
Series 2009 B, 0.73% 11/1/16, VRDN (a)	3,000,000	3,000,000
Series 2010 B, 0.73% 11/1/16, VRDN (a)	4,300,000	4,300,000
Series 2010 D:
0.73% 11/1/16, VRDN (a)	11,100,000	11,100,000
0.73% 11/1/16, VRDN (a)	1,750,000	1,750,000
Port Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.75% 11/7/16 (Total SA Guaranteed), VRDN (a)(b)	1,300,000	1,300,000
		44,000,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.93% 11/7/16, VRDN (a)(b)	4,000,000	4,000,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.75% 11/7/16, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,034,725,991)		2,034,725,991

Tender Option Bond - 21.7%
California - 0.2%
California Edl. Facilities Auth. Rev. Participating VRDN Series 16 XM 0146, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000,000	2,000,000
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.78% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,125,000	6,125,000
		8,125,000
Massachusetts - 21.3%
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	8,105,000	8,105,000
Series Clipper 06 11, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	12,200,000	12,200,000
Series Putters 3159, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,490,000	15,490,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,600,000	8,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, 0.83%, tender 11/3/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	19,820,000	19,820,000
Participating VRDN:
Series 15 XF0245, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135,000	8,135,000
Series 2016 XF2207, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series 2016 XM0136, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	1,875,000	1,875,000
Series 2016 XM0137, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,865,000	2,865,000
Series MS 3373, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series ROC II R 11999X, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.68% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series 16 XM 03 34, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,050,000	10,050,000
Series 16 XM 03 35, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,700,000	6,700,000
Series 16 XM0221, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,455,000	13,455,000
Series 16 ZF0377, 0.67% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,375,000	4,375,000
Series Clipper 07 06, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	36,075,000	36,075,000
Series Clipper 07 39, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	72,700,000	72,700,000
Series Clipper 07 41, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	42,200,000	42,200,000
Series EGL 07 0149, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	45,000,000	45,000,000
Series Floaters 16 ZF2364, 0.67% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,400,000	4,400,000
Series Floaters XM 03 72, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series Putters 2022, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	35,995,000	35,995,000
Series Putters 2648, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,250,000	9,250,000
Series Putters 3896, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM0217, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	41,800,000	41,800,000
Series BA 15 XM0074, 0.67% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	10,000,000	10,000,000
Series Clipper 07 08, 0.67% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	15,450,000	15,450,000
Series Floaters XF 00 47, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,600,000	9,600,000
Series Putters 3548, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,925,000	9,925,000
Series Putters 3650, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,800,000	11,800,000
Series ROC II R 11824, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,665,000	4,665,000
Series ROC II R 11913, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,130,000	5,130,000
Massachusetts School Bldg. Auth. Participating VRDN:
Series Floaters XM 03 89, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Series XM 03 54, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,960,000	6,960,000
Series 16 XM0239, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,625,000	5,625,000
Series 16 ZM0173, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	12,375,000	12,375,000
Series EGL 15 0004, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	57,460,000	57,460,000
Series EGL 15 001, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	56,710,000	56,710,000
Series EGL 15 002, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	64,000,000	64,000,000
Series EGL 15 003, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	48,340,000	48,340,000
Series Floaters YX 10 29, 0.67% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,610,000	4,610,000
Series MS 30911, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700,000	2,700,000
Series Putters 3691, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,885,000	2,885,000
Series Putters 3990, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series Putters 4357, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335,000	3,335,000
Series ROC II R 14021, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 0.83%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	35,180,000	35,180,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series ROC II R 11914, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	10,165,000	10,165,000
Series ROC II R 11968, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,185,000	5,185,000
		859,310,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.81% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000,000	2,000,000
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.82% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300,000	1,300,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.72% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
TOTAL TENDER OPTION BOND
(Cost $874,735,000)		874,735,000

Other Municipal Security - 17.3%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	13,400,000	13,400,000
Series 2010 A2, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	9,200,000	9,200,000
		22,600,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.95% tender 11/1/16, CP mode	2,100,000	2,100,000
Massachusetts - 16.5%
Andover Gen. Oblig. BAN Series 2016, 1.5% 12/16/16	4,900,000	4,905,525
Bourne Gen. Oblig. BAN Series 2016, 2.25% 4/14/17	5,069,900	5,103,341
Burlington Gen. Oblig. BAN Series B, 2% 7/21/17	4,400,000	4,440,760
Eastham Massachusetts BAN Series 2016, 2.25% 6/16/17	5,700,000	5,752,014
Gloucester Gen. Oblig. BAN Series 2016, 1.5% 2/3/17	6,720,000	6,733,648
Hingham Gen. Oblig. BAN 2% 5/18/17	4,537,735	4,568,762
Marlborough Gen. Oblig. Bonds Series 2016, 4% 6/15/17	1,494,000	1,524,740
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2012 A, 4% 7/1/17	5,000,000	5,107,376
Massachusetts Dev. Fin. Agcy. Series 5, 0.93% 11/2/16, LOC TD Banknorth, NA, CP	7,826,000	7,826,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 07:
0.9% tender 11/1/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	10,100,000	10,100,000
0.96% tender 11/30/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,200,000	3,200,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.1% tender 11/8/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	28,000,000	28,000,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2012 D, 0.97% 1/1/17 (a)	27,840,000	27,840,000
Series 2013 A, 0.99% 2/1/17 (a)	17,855,000	17,855,000
RAN Series A 2% 4/24/17	5,000,000	5,030,310
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 08H1, 0.92% tender 1/5/17, CP mode	10,900,000	10,900,000
Series 08H2:
0.94% tender 1/4/17, CP mode	17,190,000	17,190,000
0.95% tender 12/1/16, CP mode	12,035,000	12,035,000
Series H1:
0.72% tender 11/3/16, CP mode	17,600,000	17,600,000
0.84% tender 12/2/16, CP mode	13,560,000	13,560,000
0.91% tender 1/6/17, CP mode	15,000,000	15,000,000
0.94% tender 2/1/17, CP mode	17,400,000	17,400,000
Series H2, 0.97% tender 1/9/17, CP mode	17,200,000	17,200,000
Series 2016, 0.74% 11/1/16, CP	15,000,000	15,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 93B, 0.85% tender 12/8/16, CP mode	7,000,000	7,000,000
Series 92, 1.08% tender 11/10/16, CP mode	2,000,000	2,000,000
Massachusetts Port Auth. Rev.:
Series 12A, 0.88% 11/10/16, LOC TD Banknorth, NA, CP	7,800,000	7,800,000
Series 12B, 0.97% 1/10/17, LOC TD Banknorth, NA, CP (b)	41,400,000	41,400,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series B:
0.52% 11/1/16, LOC Citibank NA, CP	18,700,000	18,700,000
0.8% 11/7/16, LOC Citibank NA, CP	49,300,000	49,300,000
0.9% 11/7/16, LOC Citibank NA, CP	13,100,000	13,100,000
Series C:
0.88% 12/5/16, LOC Barclays Bank PLC, CP	19,100,000	19,100,000
0.9% 12/2/16, LOC Barclays Bank PLC, CP	14,740,000	14,740,000
0.92% 11/8/16, LOC Barclays Bank PLC, CP	21,700,000	21,700,000
0.92% 12/1/16, LOC Barclays Bank PLC, CP	34,700,000	34,700,000
0.95% 11/2/16, LOC Barclays Bank PLC, CP	27,800,000	27,800,000
Melrose Gen. Oblig. BAN Series 2015, 1.5% 11/11/16	7,255,000	7,256,710
Nantucket Gen. Oblig. BAN Series 2016, 2% 6/2/17 (f)	9,847,962	9,917,784
Needham Gen. Oblig. BAN Series 2016, B, 2% 1/18/17	9,285,000	9,311,153
North Middlesex Reg'l. School District BAN 2% 3/17/17	9,100,000	9,144,438
North Reading Gen. Oblig. BAN 2% 6/16/17	3,683,000	3,710,486
Plymouth Gen. Oblig. BAN 2% 5/4/17	26,002,000	26,166,508
Quincy Gen. Oblig. BAN:
2% 12/23/16	3,000,000	3,005,716
2% 1/20/17	22,500,000	22,570,124
Salem Gen. Oblig. BAN Series 2016, 1.5% 1/31/17	7,735,650	7,752,065
Scituate Gen. Oblig. BAN Series 2016, 2% 2/3/17	5,720,000	5,738,900
Somerville Gen. Oblig. BAN Series 2016 B, 2% 6/9/17	7,331,449	7,387,591
Topsfield Gen. Oblig. BAN Series 2016, 2% 10/20/17	2,177,000	2,196,149
Woburn Gen. Oblig. BAN Series 2016, 2% 3/30/17	8,561,754	8,607,735
Worcester Gen. Oblig. BAN Series 2015 A, 2% 12/21/16	9,835,744	9,855,053
		663,832,888
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 92, 1.15% tender 11/2/16, CP mode (b)	3,600,000	3,600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.13% tender 11/9/16, CP mode (b)	2,900,000	2,900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $695,032,888)		695,032,888
	Shares	Value

Investment Company - 10.6%
Fidelity Municipal Cash Central Fund, 0.61% (g)(h)
(Cost $427,441,998)	427,442,000	427,441,998
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $4,031,935,877)		4,031,935,877
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,500,149)
NET ASSETS - 100%		$4,025,435,728

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,000,000 or 1.4% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,875,000 or 0.0% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.83%, tender 11/3/16 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,820,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 0.83%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$35,180,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,582,614
Total	$1,582,614

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At October 31, 2016 the cost for Federal Income Tax Purposes was $4,031,935,877.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016